NUVEEN CORE DIVIDEND FUND

SUPPLEMENT DATED NOVEMBER 6, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

The reorganization of Nuveen Core Dividend Fund into Nuveen Large Cap Value Fund is complete. Any references to Nuveen Core Dividend Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-CDIVP-1117P

NUVEEN CORE DIVIDEND FUND

SUPPLEMENT DATED NOVEMBER 6, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2017

The reorganization of Nuveen Core Dividend Fund into Nuveen Large Cap Value Fund is complete. Any references to Nuveen Core Dividend Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-CDIVSAI-1117P